Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2021
Assets pledged, collateral received and assets transferred [Abstract]
Assets pledged, collateral received and assets transferred	Assets pledged, collateral received and assets transferred
Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the Group balance sheet, for example because Barclays retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.
Assets pledged or transferred as collateral include all assets categorised as encumbered in the disclosure on pages 221 to 223 of the Barclays PLC Pillar 3 Report 2021 (unaudited), other than those held in commercial paper conduits. In these transactions, the Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market.
Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.
The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2021	2020
	£m	£m
Cash collateral and settlements	66,138	72,042
Loans and advances at amortised cost	65,216	37,257
Trading portfolio assets	71,518	77,198
Financial assets at fair value through the income statement	5,595	5,584
Financial assets at fair value through other comprehensive income	13,748	22,185
Assets pledged	222,215	214,266
The following table summarises the transferred financial assets and the associated liabilities:

	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2021
Derivatives	66,744	(66,744)
Repurchase agreements	71,820	(49,543)
Securities lending arrangements	69,316	—
Other	14,335	(12,121)
	222,215	(128,408)

At 31 December 2020
Derivatives	77,574	(77,574)
Repurchase agreements	65,673	(44,076)
Securities lending arrangements	61,183	—
Other	9,836	(7,408)
	214,266	(129,058)
Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2021
Recourse to transferred assets only	1,303	(1,225)	1,423	(1,219)	204
2020
Recourse to transferred assets only	1,033	(1,019)	1,121	(1,033)	88
The Group has an additional £5.8bn (2020: £6.3bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.
Total assets pledged includes a collateral pool put in place to provide security for the UKRF funding deficit. Refer to Note 33 for further details.
Collateral held as security for assets
Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2021	2020
	£m	£m
Fair value of securities accepted as collateral	928,999	793,573
Of which fair value of securities re-pledged/transferred to others	814,448	685,300
Additional disclosure has been included in collateral and other credit enhancements in the Risk review section. Assets pledged as collateral include all assets categorised as encumbered in the disclosure on pages 221 to 223 of the Barclays PLC Pillar 3 Report 2021 (unaudited).
The notes included in this section focus on related party transactions, Auditors’ remuneration and Directors’ remuneration. Related parties include any subsidiaries, associates, joint ventures and Key Management Personnel.